LONGTERM INVESTMENTS (Details Narrative) - 12 months ended Dec. 31, 2025 - Silver Wolf Exploration Ltd. [Member] - Common Share [Member]	USD ($) shares	$ / shares
Statement [Line Items]
Number of shares received | shares	2,000,000
Fair value of shares received | $	$ 189,000
Issuer financing exemption private placement | shares	5,000,000
Purchase price of units | $ / shares		$ 0.15
Non-transferable common share purchase warrants | shares	2,500,000
Exercise price of warrants | $ / shares		$ 0.25
Investment | $	$ 534,000
Fair value of purchase warrants | $	$ 125